Related Party Disclosures (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Remuneration of Key Management Personnel
	Consolidated
	2020 $	2019 $	2018 $
Remuneration of Key Management Personnel
Short-term employee benefits	638,659	964,162	1,215,632
Post-employment benefits	53,614	86,130	96,315
Share-based payments	(32,498)	157,886	130,385
Other long-term benefits	3,231	734	2,371
Termination benefits	-	-	164,760
Total remuneration of Key Management Personnel	663,006	1,208,912	1,609,463